Other Investments	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Other Investments
Other Investments

8 – Other Investments

(DKK million)	2024	2023

Fund Investments	165	87
Privately held equity securities	14	-
Total at December 31	179	87

Refer to Note 3.4 to the consolidated financial statements for additional information on other investments of the Group.